LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT
LONG-TERM DEBT

10.         LONG-TERM DEBT

As at December 31, 2020, the Company’s long-term debt consisted of the following:

	Term	Revolving	Convertible	Total long-
	facility	facility	notes	term debt
Balance - January 1, 2019	$246,783	$225,363	$82,150	$554,296
Accretion of convertible notes	—	—	5,568	5,568
Repayment of loan facility	(50,000)	(48,000)	—	(98,000)
Amortization of loan facility transaction costs	952	1,037	—	1,989
Reversal of loan facility transaction costs	28	39	—	67
Balance - December 31, 2019	$197,763	$178,439	$87,718	$463,920
Accretion of convertible notes	—	—	5,584	5,584
Proceeds from borrowing on revolver facility	—	16,000		16,000
Repayment of loan facility	(66,667)	(160,000)	—	(226,667)
Amortization of loan facility transaction costs	849	2,939	—	3,788
Balance - December 31, 2020	$131,945	$37,378	$93,302	$262,625
Current portion of long-term debt	(66,667)	—	—	(66,667)
Non-current portion of long-term debt	$65,278	$37,378	$93,302	$195,958

(a)  Senior secured loan facility

On December 18, 2018, the Company closed a $480,000 senior secured loan facility (the “loan facility”) with a syndicate of financial institutions arranged by The Bank of Nova Scotia, ING Capital LLC and SG Americas Securities, LLC. The loan facility consisted of a $250,000 senior secured amortizing non-revolving credit facility (the “term facility”) and a $230,000 senior secured revolving credit facility (the “revolving facility”). In 2019, the Company reduced the size of the revolving facility to $200,000 as required by the terms of the loan facility. The loan facility is secured by substantially all of the assets of the Company and its subsidiaries.

The term of the loan facility is four years, maturing on December 18, 2022. The undrawn portion of the loan facility at December 31, 2020 was $160,351 with $1,649  (C$2,100) used for a letter of credit supporting a reclamation deposit requirement.

Each borrowing under the term and revolving facilities is available by way of USD London Inter-Bank Offered Rate (“LIBOR”) loans or USD base rate loans. The revolving facility is also available in Canadian prime loans, bankers’ acceptances, bankers’ acceptance equivalent loans, and letters of credit.

Borrowings comprising USD LIBOR loans bear interest at LIBOR plus an applicable margin of 2.5% to 3.5% based on the Company’s net leverage ratio. Borrowings comprising USD base rate loans bear interest at the administrative agent’s base rate plus an applicable margin of 1.5% to 2.5% based on the Company’s net leverage ratio. For the year ended December 31, 2020, $12,839 (2019 – $24,056) of interest expense was expensed as interest and finance expense in the statement of earnings (loss).

The term facility is required to be repaid in equal installments of principal until maturity. The Company has paid four quarterly installments on the term facility in the aggregate amount of $66,667 (2019 – 50,000), reducing the outstanding balance on the term facility to $133,333 as at December 31, 2020.

During the second quarter of 2020, to increase available liquidity due to COVID-19, the Company drew down $16,000 of the available revolving facility. During the fourth quarter of 2020, the Company made a voluntary principal repayment on the revolving facility in the amount of $160,000 reducing the outstanding balance on the revolving facility to $38,000 as at December 31, 2020. Any amounts due under the revolving facility are required to be repaid in full on the maturity date. Any unused portion of the revolving facility is subject to an annual standby fee.

Unamortized transaction costs associated with the term facility were $3,243 (2019 – $3,243) and the revolving facility were $4,639 (2019 – $4,639). The transactions costs have been recorded as a loan discount and will be amortized over the term of the loan. For the year ended December 31, 2020, $3,788 (2019 – $1,989) of amortization of the loan facility transaction costs were expensed to interest and finance expense in the statement of earnings (loss).

The effective interest rate for the loan facility as at December 31, 2020 is 3.6%. The Company is subject to financial covenants under the terms of the loan facility including a minimum interest coverage ratio, a maximum leverage ratio, a minimum tangible net worth covenant and a minimum liquidity covenant. As at December 31, 2020, the Company was compliant with all financial and non-financial covenants.

(b)Convertible notes

On February 14, 2017, the Company completed an offering of $100,000 aggregate principal amount of unsecured convertible senior subordinated notes due 2022 (the “Notes”) which mature on March 15, 2022 and bear an interest rate of 2.25% per annum, payable semi-annually in arrears on March 15 and September 15 of each year.

The Notes are convertible into common shares of the Company at a fixed conversion rate, subject to certain anti-dilution adjustments. In addition, if certain fundamental changes as defined in the note indenture occur, holders of the Notes may be entitled to an increased conversion rate. The Notes are convertible into common shares of the Company at an initial conversion rate of 62.5 common shares per $1 principal amount of Notes converted, representing an initial conversion price of $16.00 per common share.

The Company may redeem all or part of the Notes for cash, but only if the last reported sale price of the Company’s common shares for 20 or more trading days in a period of 30 consecutive trading days exceeds 130% of the conversion price. The redemption price will equal to the sum of (a) 100% of the principal amount of the notes to be redeemed and (b) accrued and unpaid interest, if any, to the redemption date.

The Company is required to offer to purchase for cash all of the outstanding Notes upon a fundamental change, at a purchase price in cash equal to 100% of the principal amount of the Notes to be purchased, plus accrued and unpaid interest, if any, to the fundamental change purchase date.

At initial recognition, the net proceeds of the Notes were bifurcated into its debt and equity components of $71,685 and $24,110 ($17,603 net of deferred tax) respectively. The fair value of the debt portion was estimated using a discounted cash flow model method based on an expected life of five years and a discount rate of 8.6%.

The debt portion has been classified a financial liability at amortized cost and is recorded net of transaction costs and accreted over the expected life using the effective interest rate of 7.8%. For the year ended December 31, 2020, $5,584 (2019 – $5,568) of accretion of convertible notes was expensed as interest and finance expense in the statement of earnings (loss).

(c)    Offtake obligation

In September 2015, the Company entered into an agreement pursuant to which it would deliver 100% of refined gold up to 7,067,000 ounces. The final purchase price to be paid by the purchaser would be, at the purchaser's option, a market referenced gold price in USD per ounce during a defined pricing period before and after the date of each sale.

The Company had the option to reduce the offtake obligation by up to 75% by paying $13 per ounce effective December 31, 2019 on the then remaining undelivered gold ounces.

On September 15, 2019, the Company entered into an agreement with the holders of the offtake obligation to repurchase 100% of the outstanding obligation effective September 30, 2019. In exchange, the Company agreed to pay the holders of the offtake obligation $13 per ounce for 100% of the refined gold remaining to be delivered under the offtake agreement, equating to $82,416. Under the terms of the agreement, the Company paid $62,416 on September 30, 2019 and $20,000 on November 30, 2019.

For the year ended December 31, 2019, the Company delivered 234,378 ounces of gold under the offtake agreement. Of the amount settled, the Company physically delivered 158,268 ounces from doré production and purchased 76,110 ounces to satisfy delivery of gold produced from concentrate sales. The settlement of the gold ounces resulted in a decrease in the offtake obligation to the date of repurchase of $3,068.

Until the repurchase of the offtake agreement on September 30, 2019, the offtake obligation was recorded at fair value at each statement of financial position date. For the year ended December 31, 2019, the change in fair value of the offtake obligation to the date of repurchase was a fair value loss of $15,415.